Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets and property, plant and equipment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	kr 20,657	kr 5,835
Change in accounting policy, leases	978	640
Total amortisation	1,096	487	kr 1,000
Total impairment losses	350	982	0
Intangible assets other than goodwill	20,657	5,835
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	50,551
Change in accounting policy, leases	978	640
End of the year	50,269	50,551
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	18,732
End of the year	24,573	18,732
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	8,706
End of the year	12,059	8,706
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	2,762
End of the year	2,839	2,762
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	20,351
End of the year	10,798	20,351
Patents and licences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	19,269	4,627
Total impairment losses	350	982
Intangible assets other than goodwill	19,269	4,627
Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	1,388	1,208
Intangible assets other than goodwill	1,388	1,208
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	25,340	9,830	7,659
Change in accounting policy, leases		3,778
Additions during the year	16,302	2,179
Disposals during the year	(698)	(79)
Transfer and reclassifications	0	0
Effect of exchange rate adjustment	(94)	71
Intangible assets other than goodwill	25,340	9,830	7,659
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	84,420	72,438
Change in accounting policy, leases		3,778
Additions during the year	6,297	8,983
Disposals, property, plant and equipment	(840)	(1,229)
Transfer and reclassifications	0	0
Effect of exchange rate adjustment	(3,191)	450
End of the year	86,686	84,420	72,438
Gross carrying amount | Land and buildings
Reconciliation of changes in intangible assets other than goodwill [abstract]
Change in accounting policy, leases		3,291
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	30,260	25,401
Change in accounting policy, leases		3,291
Additions during the year	741	555
Disposals, property, plant and equipment	(119)	(407)
Transfer and reclassifications	7,440	1,277
Effect of exchange rate adjustment	(813)	143
End of the year	37,509	30,260	25,401
Gross carrying amount | Plant and machinery
Reconciliation of changes in intangible assets other than goodwill [abstract]
Change in accounting policy, leases		0
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	27,594	25,412
Change in accounting policy, leases		0
Additions during the year	506	350
Disposals, property, plant and equipment	(583)	(504)
Transfer and reclassifications	4,586	2,248
Effect of exchange rate adjustment	(600)	88
End of the year	31,503	27,594	25,412
Gross carrying amount | Other equipment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Change in accounting policy, leases		487
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	6,215	4,779
Change in accounting policy, leases		487
Additions during the year	490	498
Disposals, property, plant and equipment	(122)	(244)
Transfer and reclassifications	515	665
Effect of exchange rate adjustment	(222)	30
End of the year	6,876	6,215	4,779
Gross carrying amount | Assets under construction
Reconciliation of changes in intangible assets other than goodwill [abstract]
Change in accounting policy, leases		0
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	20,351	16,846
Change in accounting policy, leases		0
Additions during the year	4,560	7,580
Disposals, property, plant and equipment	(16)	(74)
Transfer and reclassifications	(12,541)	(4,190)
Effect of exchange rate adjustment	(1,556)	189
End of the year	10,798	20,351	16,846
Gross carrying amount | Patents and licences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	22,404	7,270	5,247
Change in accounting policy, leases		0
Additions during the year	15,906	1,958
Disposals during the year	(698)	0
Transfer and reclassifications	0	0
Effect of exchange rate adjustment	(74)	65
Intangible assets other than goodwill	22,404	7,270	5,247
Reconciliation of changes in property, plant and equipment [abstract]
Change in accounting policy, leases		0
Gross carrying amount | Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	2,936	2,560	2,412
Change in accounting policy, leases		0
Additions during the year	396	221
Disposals during the year	0	(79)
Transfer and reclassifications	0	0
Effect of exchange rate adjustment	(20)	6
Intangible assets other than goodwill	2,936	2,560	2,412
Reconciliation of changes in property, plant and equipment [abstract]
Change in accounting policy, leases		0
Gross carrying amount | Intangible assets and goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Change in accounting policy, leases		0
Reconciliation of changes in property, plant and equipment [abstract]
Change in accounting policy, leases		0
Depreciation and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(4,683)	(3,995)	(2,514)
Effect of exchange rate adjustment	(60)	30
Total amortisation	1,096	487
Total impairment losses	350	982
Amortisation/depreciation and impairment losses reversed on disposals during the year	(698)	(18)
Intangible assets other than goodwill	(4,683)	(3,995)	(2,514)
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(33,869)	(30,547)
Effect of exchange rate adjustment	(928)	97
Amortisation/depreciation for the year	4,180	3,971
Impairment losses for the year	127	221
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(831)	(967)
End of the year	(36,417)	(33,869)	(30,547)
Depreciation and impairment losses | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(11,528)	(9,770)
Effect of exchange rate adjustment	(346)	43
Amortisation/depreciation for the year	1,859	1,818
Impairment losses for the year	14	57
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(119)	(160)
End of the year	(12,936)	(11,528)	(9,770)
Depreciation and impairment losses | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(18,888)	(17,871)
Effect of exchange rate adjustment	(432)	41
Amortisation/depreciation for the year	1,500	1,410
Impairment losses for the year	69	70
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(581)	(504)
End of the year	(19,444)	(18,888)	(17,871)
Depreciation and impairment losses | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(3,453)	(2,906)
Effect of exchange rate adjustment	(150)	13
Amortisation/depreciation for the year	821	743
Impairment losses for the year	28	20
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(115)	(229)
End of the year	(4,037)	(3,453)	(2,906)
Depreciation and impairment losses | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	0	0
Effect of exchange rate adjustment	0	0
Amortisation/depreciation for the year	0	0
Impairment losses for the year	16	74
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(16)	(74)
End of the year	0	0	0
Depreciation and impairment losses | Patents and licences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(3,135)	(2,643)	(1,390)
Effect of exchange rate adjustment	(49)	27
Total amortisation	889	312
Total impairment losses	350	914
Amortisation/depreciation and impairment losses reversed on disposals during the year	(698)	0
Intangible assets other than goodwill	(3,135)	(2,643)	(1,390)
Depreciation and impairment losses | Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(1,548)	(1,352)	(1,124)
Effect of exchange rate adjustment	(11)	3
Total amortisation	207	175
Total impairment losses	0	68
Amortisation/depreciation and impairment losses reversed on disposals during the year	0	(18)
Intangible assets other than goodwill	kr (1,548)	kr (1,352)	kr (1,124)